UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended of June 30, 2007
Check here if Amendment []; Amendment Number:
This Amendment(Check only one.):[]is a restatement.
                                []adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Lynmar Capital Group, Inc.
Address:401 Route 73 North
        Lake Center Executive Park
        Building #10 SUite 320
        Marlton, NJ 08053-3425

Form 13F File Number: 28-11374

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, stsements, schedules, lists, and tables, are considered integral parts of this submission

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marilyn J. Dicks-Riley
Title:  President and CEO
Phone:  856-988-0140 Ext 122

Signature, Place, and Date of Signing:

Marilyn J. Dicks-Riley           Marlton, New Jersey         Aug 16, 2007
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers      0
Form 13F Information Table Entry      42
Form 13F Information Table Value   $813,328
                                  (thousands)


List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
LYNMAR CAPITAL GROUP, INC.
         06/30/2007

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                                                    VALUE         SH/ PUT/ INVESTMT    OTHER    VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS   CUSIP     (x$1000)SHRS   PRN CALL  DISCRETN  MANAGERS   SOLE SHARED  NONE
Allegheny Technologies Inc    COM      01741R102   1,232   11,745 SH         SOLE       NA          0   0   11,745
American Express C.           COM      025816109  16,799  274,586 SH         SOLE       NA     52,231   0  222,356
Apple Computer, Inc.          COM      037833100  25,128  205,897 SH         SOLE       NA     31,857   0  174,040
The Boeing Company            COM      097023105  22,753  236,612 SH         SOLE       NA     38,605   0  198,006
Burlington Northern Santa Fe  COM      12189T104  21,562  253,258 SH         SOLE       NA     39,450   0  213,808
Cia Vale Do Rio Doce-ADR      COM      204412209  20,086  450,873 SH         SOLE       NA     35,657   0  415,217
CIGNA Corporation             COM      125509109  17,766  340,205 SH         SOLE       NA     52,366   0  287,839
Cisco System Inc              COM      17275R102  23,256  835,046 SH         SOLE       NA    128,955   0  706,090
Costco Wholesale Corp         COM      22160K105  23,885  408,157 SH         SOLE       NA     62,401   0  345,756
Devon Energy Corporation      COM      25179M103  22,719  290,192 SH         SOLE       NA     44,503   0  245,690
EOG Resources, Inc.           COM      26875P101  20,370  278,816 SH         SOLE       NA     42,965   0  235,851
Express Scripts, Inc.         COM      302182100  24,845  496,805 SH         SOLE       NA     76,874   0  419,931
Freeport-McMoran Copper & Gld COM      35671D857  27,276  329,341 SH         SOLE       NA     50,572   0  278,769
Genentech, Inc.               COM      368710406  14,734  194,736 SH         SOLE       NA     37,257   0  157,479
General Dynamics Corporation  COM      369550108  21,559  275,626 SH         SOLE       NA     42,435   0  233,191
Gilead Sciences, Inc          COM      375558103  19,517  503,018 SH         SOLE       NA     77,841   0  425,177
Google Inc.                   COM      38259P508  18,207   34,832 SH         SOLE       NA      5,389   0   29,443
Hess Corporation              COM      42809H107  19,987  338,995 SH         SOLE       NA     51,956   0  287,039
Hewlett-Packard Co.           COM      428236103  21,177  474,615 SH         SOLE       NA     73,464   0  401,151
Honeywell International Inc   COM      438516106  24,222  430,389 SH         SOLE       NA     66,909   0  363,480
Johnson & Johnson             COM      478160104  17,744  287,953 SH         SOLE       NA     49,332   0  238,621
Johnson Controls, Inc.	      COM      478366107  27,909  241,073 SH	     SOLE	NA     37,147	0  203,926
KLA-Tencor Corporation	      COM      482480100  23,419  426,181 SH	     SOLE	NA     65,702	0  360,479
Marriott International, Inc.  COM      571903202  20,827  481,670 SH	     SOLE	NA     74,135   0  407,534
McDonald's Corporation        COM      580135101  24,689  486,379 SH         SOLE       NA     75,037   0  411,341
Medco Health Solutions, Inc   COM      58405U102  21,373  274,053 SH         SOLE       NA     42,228   0  231,826
Merrill Lynch & Co., Inc.     COM      590188108  20,880  249,815 SH	     SOLE	NA     38,664	0  211,151
Morgan Stanley                COM      617446448  20,291  241,905 SH         SOLE       NA     38,991   0  202,914
Nordstrom, Inc.               COM      655664100  21,286  416,397 SH         SOLE       NA     64,118   0  352,279
Oracle Corp                   COM      68389X105   3,065  155,514 SH         SOLE       NA          0   0  155,514
Praxair Inc                   COM      74005P104  22,836  317,209 SH         SOLE       NA     48,728   0  268,481
Precision Castparts Corp      COM      740189105  26,438  217,846 SH         SOLE       NA     33,680   0  184,166
Prudential Financial Inc      COM      744320102  22,042  226,701 SH         SOLE       NA     36,616   0  190,086
QUALCOMM Inc.	              COM      747525103  21,123  486,819 SH	     SOLE	NA     74,920	0  411,899
Southern Copper Corp          COM      84265V105   4,171   44,252 SH         SOLE       NA     24,555   0   19,697
The Goldman Sachs Group, Inc. COM      38141G104  20,981   96,797 SH	     SOLE	NA     14,836	0   81,961
The Hartford Financial Serv   COM      416515104  22,647  229,892 SH         SOLE       NA     35,363   0  194,529
Thermo Fisher Scientific Inc  COM      883556102   7,421  143,488 SH         SOLE       NA     25,534   0  117,954
Union Pacific Corporatio      COM      907818108  21,241  184,463 SH         SOLE       NA     28,572   0  155,891
United Technologies Corp      COM      913017109   1,380   19,454 SH         SOLE       NA          0   0   19,454
Valero Energy Corp.	      COM      91913Y100  15,071  204,047 SH	     SOLE	NA     31,514	0  712,533
WellPoint                     COM      94973V107  19,414  243,187 SH         SOLE       NA     41,653   0  201,534